Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2023
Summary Of Significant Accounting Policies [Abstract]
New and amended IFRSs in issue but not yet effective	New and amended IFRSs in issue but not yet effective

New IFRSs	Effective Date Announced by IASB
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2024
Amendments to IAS 1 “Non-current Liabilities with Covenants”	January 1, 2024
Amendments to IAS 7 and IFRS 7 “Supplier Finance Arrangements”	January 1, 2024
Amendments to IFRS 16 “Lease Liability in a Sale and Leaseback”	January 1, 2024
Amendments to IAS 21 “Lack of Exchangeability”	January 1, 2025

Schedule of interest in subsidiaries
Details of each Company’s subsidiary at the end of the reporting period are as follows:

			% of Ownership
			December 31
Investor	Investee	Principal Activities	2023	2022
Gogoro Inc.	Gogoro Taiwan Limited	Manufacture and research and development of electric scooters and bikes	100.00	100.00
	Gogoro Network	Provision of energy services to consumers using battery swapping system	100.00	100.00
	Gogoro Europe B.V. (Note i)	Holding company	—	100.00
	Gogoro Network Pte. Ltd.	Holding company	100.00	100.00
	GoShare Pte. Ltd.	Holding company	100.00	100.00
	Starship Merger Sub II Limited (Note ii)	Holding company	—	100.00
	Gogoro Network Infrastructure Pte. Ltd. (Note iii)	Holding company	100.00	—
Gogoro Taiwan Limited	Gogoro Taiwan Sales and Services Limited	Sale of electric scooters and related products and provision of after-sale services	100.00	100.00
	GoPocket Taiwan Limited	Issuance of reward points	100.00	100.00
	Gogoro Singapore Holding Pte. Ltd.	Holding company	100.00	100.00
GoShare Pte. Ltd.	GoShare Taiwan Limited	Provision of electric scooters free float sharing services	100.00	100.00
Gogoro Network Pte. Ltd.	Gogoro B.V.	Holding company	100.00	100.00
	Gogoro Network B.V.	Holding company	100.00	100.00
	Rui Li Trading (Shanghai) Limited (Note iv)	Holding company	—	—
	Gogoro India Private Limited	Manufacture and sale of electric scooters and related products and provision of after-sale services	100.00	100.00
Gogoro Singapore Holding Pte. Ltd.	Gogoro Europe Sales and Services B.V.	Sale of electric scooters and related products	100.00	100.00
	Rui Yi Trading (Shanghai) Limited	Holding company	100.00	100.00
i.Gogoro Europe B.V. was approved to dissolve its business in November 2020. The liquidation was completed in February 2023.
ii.Starship Merger Sub II Limited was incorporated as an exempted company with limited liability under the laws of Cayman Islands in August 2021 and was merged with Gogoro Inc. in April 2023.
iii.Gogoro Network Infrastructure Pte. Ltd. was incorporated as a private company limited by shares under the laws of Singapore in October 2023.
iv.Rui Li Trading (Shanghai) Limited had no paid-in capital as of December 31, 2022 and 2023.